Share capital (Details) SFr / shares in Units, $ / shares in Units, $ in Millions												1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 13, 2023 CHF (SFr) SFr / shares shares	Nov. 27, 2023 SFr / shares shares	Jun. 14, 2023 CHF (SFr) SFr / shares shares	Apr. 03, 2023 CHF (SFr) SFr / shares shares	Apr. 03, 2023 USD ($) $ / shares shares	Dec. 15, 2022 CHF (SFr) SFr / shares shares	Oct. 31, 2022 CHF (SFr) SFr / shares shares	Oct. 26, 2022 EquityInstruments SFr / shares shares	Jul. 22, 2022 CHF (SFr) SFr / shares shares	Jul. 22, 2022 USD ($) $ / shares shares	Feb. 02, 2022 CHF (SFr) SFr / shares shares	Dec. 31, 2023 CHF (SFr) SFr / shares shares	Sep. 30, 2022 EquityInstruments	Dec. 31, 2022 CHF (SFr) EquityInstruments SFr / shares shares	Sep. 30, 2022 EquityInstruments	Dec. 31, 2023 CHF (SFr) SFr / shares shares	Dec. 31, 2022 CHF (SFr) SFr / shares shares	Dec. 31, 2021 CHF (SFr) shares	Dec. 12, 2023 CHF (SFr)	Oct. 23, 2023	Oct. 22, 2023	Jun. 13, 2023 CHF (SFr)	Dec. 14, 2022 CHF (SFr)	Oct. 30, 2022 CHF (SFr)	Jul. 19, 2022 CHF (SFr) SFr / shares	Jul. 18, 2022 SFr / shares
Share capital
Number of shares at beginning of period																(38,214,291)
Number of shares at beginning of period																77,134,020	37,898,149
Issue of shares-exercise ESOP & ESC	12,527,235					17,438,883										12,527,235	17,438,883
Sale of shares under shelf registration																7,999,998	4,500,000
Exercise of pre-funded warrants	17,458,950											6,120,000				23,578,950	15,978,570
Sale of shares under sale agency agreement																4,006,373	1,355,248
Net purchase of shares under liquidity agreement																(43,872)	(36,830)
Acquisition of shares forfeited from DSPPP																(7,311)
Number of shares at end of period												(59,159,103)		(38,214,291)		(59,159,103)	(38,214,291)
Number of shares at end of period												125,195,393		77,134,020		125,195,393	77,134,020	37,898,149
Number of shares reclassed as treasury shares under IFRS 2		(12,527,235)						(17,438,883)
Number of shares reclassed as treasury shares under IFRS 2												(29,958,807)		(17,438,883)		(29,958,807)	(17,438,883)
Number of shares including IFRS 2 shares												95,236,586		59,695,137		95,236,586	59,695,137
Share capital as registered in commercial register | SFr												SFr 1,782,344.96				SFr 1,782,344.96
Number of shares registered in commercial register												178,234,496				178,234,496
Number of shares represented by one depositary receipt																				120	6
ADS reverse split ratio																				0.05
Par value per share | SFr / shares	SFr 0.01					SFr 0.01						SFr 0.01		SFr 0.01		SFr 0.01	SFr 0.01								SFr 0.01	SFr 1.00
Treasury shares | SFr												SFr 909,566		SFr 6,278,763		SFr 909,566	SFr 6,278,763
Gross amount of treasury shares sold | SFr																1,193,074	464,954
Share capital | SFr	SFr 1,782,345		SFr 1,329,483			SFr 1,153,483	SFr 979,094					1,843,545		1,153,483		1,843,545	1,153,483		SFr 1,329,483			SFr 1,153,483	SFr 979,094	SFr 652,730	SFr 652,730
Number of new shares issued	45,286,185
Number of shares issued from conditional capital	29,986,185
Strike price of equity incentive units | SFr / shares		SFr 0.043						SFr 0.13
Number of equity incentive units exercised | EquityInstruments								17,438,883
Other equity interest | SFr												64,620,223		64,620,223		64,620,223	64,620,223								SFr 64,600,000
Share issuance cost | SFr																SFr 30,804	SFr 288,131	SFr 1,865,475
Addex Pharma SA
Share capital
Issue of shares-treasury shares	15,300,000		17,600,000				32,636,476				16,000,000
Issue price | SFr / shares	SFr 0.01		SFr 0.01				SFr 0.01				SFr 1.00
Proportion of ownership interest in subsidiary	100.00%		100.00%								100.00%
Share issuance cost | SFr											SFr 200,000
Kepler
Share capital
Sale of shares under sale agency agreement																4,006,373	1,355,248
Issue price | SFr / shares																SFr 0.30	SFr 0.34
Gross amount of treasury shares sold | SFr																SFr 1,193,074	SFr 464,954
Kepler | Treasury Shares Reserve
Share capital
Treasury shares | SFr												172,072		128,200		172,072	128,200
Kepler | Other financial assets
Share capital
Treasury shares | SFr												SFr 848		SFr 3,165		SFr 848	SFr 3,165
One institutional investor
Share capital
Sale of shares under shelf registration				7,999,998	7,999,998				4,500,000	4,500,000
Exercise of pre-funded warrants												6,120,000				23,578,950
Share sale price | (per share)				SFr 0.14	$ 0.16				SFr 0.27	$ 0.28
Number of pre-funded warrants sold				23,578,950	23,578,950				10,500,000	10,500,000
Warrants sale price | (per share)				SFr 0.14	$ 0.16				SFr 0.27	$ 0.28
Gross proceeds				SFr 4,500,000	$ 5.0				SFr 4,100,000	$ 4.2
Share issuance cost | SFr				SFr 200,000
Number of warrants issued				31,578,948	31,578,948				15,000,000	15,000,000
Strike price of issued warrants | (per share)				SFr 0.15	$ 0.17				SFr 0.30	$ 0.32
Value of issued warrants | SFr				SFr 1,780,000					SFr 1,000,000.0
Reduction in strike price of issued warrants | (per share)				SFr 0.15	$ 0.17
Number of warrants issued in 2021 with reduced strike price				9,230,772	9,230,772
Number of warrants issued in 2022 with reduced strike price				15,000,000	15,000,000
Number of warrants held by the investor				55,809,720	55,809,720
Increase (decrease) in fair value of warrants due to amendment in exercise conditions | SFr				SFr 960,000
Number of pre-funded warrants exercised | EquityInstruments													3,960,000	6,540,000	5,478,570
Exercise period of issued warrants									5 years	5 years
Common shares
Share capital
Number of shares at beginning of period																115,348,311	49,272,952
Issue of shares-treasury shares																32,900,000	48,636,476
Issue of shares-exercise ESOP & ESC																12,527,235	17,438,883
Exercise of pre-funded warrants																23,578,950
Number of shares at end of period												184,354,496		115,348,311		184,354,496	115,348,311	49,272,952
Number of common shares including IFRS 2 shares												184,354,496		115,348,311		184,354,496	115,348,311
Treasury shares
Share capital
Number of shares at beginning of period																(38,214,291)	(11,374,803)
Issue of shares-treasury shares																(32,900,000)	(48,636,476)
Sale of shares under shelf registration																7,999,998	4,500,000
Exercise of pre-funded warrants																	15,978,570
Sale of shares under sale agency agreement																4,006,373	1,355,248
Net purchase of shares under liquidity agreement																(43,872)	(36,830)
Acquisition of shares forfeited from DSPPP																(7,311)
Number of shares at end of period												(59,159,103)		(38,214,291)		(59,159,103)	(38,214,291)	(11,374,803)
Number of shares reclassed as treasury shares under IFRS 2												(29,958,807)		(17,438,833)		(29,958,807)	(17,438,833)
Number of shares including IFRS 2 shares												(89,117,910)		(55,653,174)		(89,117,910)	(55,653,174)
American Depositary Shares | One institutional investor
Share capital
Share sale price | (per share)				SFr 17.20	$ 19.00				SFr 32.69	$ 34.00
Warrants sale price | (per share)				17.02	18.80				32.50	33.80
Strike price of issued warrants | (per share)				18.11	20.00				SFr 36.54	$ 38.00
Reduction in strike price of issued warrants | (per share)				SFr 18.11	$ 20.00
Number of warrants held by the investor				465,081	465,081